Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss consisted of the following:

(in thousands)	Foreign Currency Translation	Defined Pension and Other Post-Retirement Benefits	Accumulated Other Comprehensive Loss
December 31, 2017	$(21,935)	$(4,480)	$(26,415)
Reclassification adjustment for cumulative effect of change in accounting principle	—	(1,315)	(1,315)
Net transfer from Dover Corporation	—	(2,421)	(2,421)
Other comprehensive income (loss) before reclassifications, net of tax	(9,080)	170	(8,910)
Reclassification adjustment for net losses (gains) included in net income, net of tax	—	534	534

Other comprehensive income (loss), net of tax	(9,080)	704	(8,376)

September 30, 2018	$(31,015)	$(7,512)	$(38,527)

The components of Accumulated other comprehensive (loss) income are as follows:

	December 31, 2017	December 31, 2016
Cumulative foreign currency translation adjustments	$(21,935)	$(26,293)
Pension and other post-retirement benefit plans	(4,480)	(7,336)

	$(26,415)	$(33,629)

Reclassification from Accumulated Other Comprehensive Income (Loss)

Reclassification adjustments from accumulated other comprehensive loss to net income related to defined pension and other post-retirement benefits consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,		Affected line items on the condensed consolidated statements of income
(in thousands)	2018	2017	2018	2017
Amortization of actuarial loss (1)	$116	$100	$243	$299	Other expense, net
Settlement loss (1)	484	—	484	—	Selling, general and administrative expense

Total before tax	600	100	727	299	Income before income taxes
Tax benefit	(161)	(35)	(192)	(102)	Provision for income taxes

	$439	$65	$535	$197	Net income

(1)	These accumulated comprehensive loss components are included in the computation of net periodic benefit cost (See Note16—Employee Benefit Plans for additional information).

Amounts reclassified from Accumulated other comprehensive income (loss) to income (loss) during the year ended December 31, 2017, 2016 and 2015 were as follows:

	Years Ended December 31,
	2017	2016	2015
Pension and other post-retirement benefit plans:
Amortization of actuarial losses and net transition obligation	$397	$362	$340
Amortization of prior service costs	2	2	2

Total before tax	399	364	342
Tax benefit	(141)	(129)	(120)

Net of tax	$258	$235	$222

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

The amounts recognized in Other comprehensive income (loss) were as follows:

Year Ended December 31, 2017	Pre-tax	Tax	Net of tax
Foreign currency translation adjustments	$4,358	$—	$4,358
Pension and other post-retirement benefit plans	3,827	(971)	2,856

Total other comprehensive income (loss)	$8,185	$(971)	$7,214

Year Ended December 31, 2016	Pre-tax	Tax	Net of tax
Foreign currency translation adjustments	$953	$—	$953
Pension and other post-retirement benefit plans	154	(42)	112

Total other comprehensive income (loss)	$1,107	$(42)	$1,065

Year Ended December 31, 2015	Pre-tax	Tax	Net of tax
Foreign currency translation adjustments	$(11,691)	$—	$(11,691)
Pension and other post-retirement benefit plans	(393)	124	(269)

Total other comprehensive (loss) income	$(12,084)	$124	$(11,960)

Schedule of Comprehensive Income (Loss)

Total Comprehensive income (loss) were as follows:

	Years Ended December 31,
	2017	2016	2015
Net income (loss) attributable to Apergy	$110,638	$(12,642)	$51,698
Other comprehensive income (loss)	7,214	1,065	(11,960)

Comprehensive income (loss)	$117,852	$(11,577)	$39,738